PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Plant and equipment	Right-of-use assets	Total
	US$	US$	US$
2026
Carrying amount at June 30, 2025	21,445,038	3,752,600	25,197,638
Additions	20,813,687	1,982,560	22,796,247
Disposals(1)	(3,758,805)	-	(3,758,805)
Depreciation	(2,278,003)	(771,147)	(3,049,150)
Carrying amount at June 30, 2026(2)	36,221,917	4,964,013	41,185,930
- at cost	40,072,636	6,361,118	46,433,754
- accumulated depreciation and impairment	(3,850,719)	(1,397,105)	(5,247,824)
Notes:
(1) During the twelve months ended June 30, 2026, proceeds of $1,903,700 were received, with the outstanding balance recorded as a current receivable.
(2) During the twelve months ended June 30, 2026, a non-cash reclassification of approximately $667,000 related to an equipment lease that was finalized during the year. The fully amortized leased asset was transferred to property, plant and equipment, resulting in an increase to gross cost and accumulated depreciation with no corresponding impact on net property, plant and equipment.

2025
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
Additions	15,996,078	2,961,466	18,957,544
Disposals	(23,590)	-	(23,590)
Depreciation	(716,147)	(793,981)	(1,510,128)
Carrying amount at June 30, 2025	21,445,038	3,752,600	25,197,638
- at cost	22,350,584	5,444,538	27,795,122
- accumulated depreciation and impairment	(905,546)	(1,691,938)	(2,597,484)

2024
Carrying amount at June 30, 2023	2,822,765	1,167,018	3,989,783
Additions	5,745,871	939,196	6,685,067
Disposals	(2,056,437)	-	(2,056,437)
Impairment	(198,750)	-	(198,750)
Depreciation	(124,752)	(521,099)	(645,851)
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
- at cost	6,508,437	2,483,072	8,991,509
- accumulated depreciation and impairment	(319,740)	(897,957)	(1,217,697)